CONVERTIBLE NOTES, 2023, 2024, 2025 and 2026 Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 26, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Carrying Amount of the Liability Components [Abstract]
Principal		$ 3,114,821	$ 3,390,632
Less: unamortized issuance cost and debt discount		(13,272)	(20,645)
Net carrying amount		3,101,549	3,369,987
Recognized total interest expense for coupon interest		34,309	36,544	$ 36,191
Amortization of debt discount		6,034	7,536	100,141
Repurchase of Convertible Notes [Abstract]
Gain on debt extinguishment		$ 38,550	199,697	$ (2,069)
2023 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date		Jun. 18, 2018
Maturity date		Jul. 01, 2023
Principal amount		$ 575,000
Interest rate		2.25%
Initial conversion rate (ADSs per $1 principal amount)		50.5165
Outstanding principal amount convert whole or partly in integral multiples		$ 1
Initial conversion rate per ADS (in dollars per share)		$ 19.8
Agreed conversion date		Jan. 01, 2023
Carrying Amount of the Liability Components [Abstract]
Principal			31,300
Less: unamortized issuance cost and debt discount			(63)
Net carrying amount		$ 0	31,237
Amount of if-converted convertible notes exceeding the principal		$ 0	50,968
2024 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date		Nov. 18, 2019
Maturity date		Dec. 01, 2024
Principal amount		$ 1,150,000
Interest rate		1.00%
Initial conversion rate (ADSs per $1 principal amount)		19.9475
Outstanding principal amount convert whole or partly in integral multiples		$ 1
Initial conversion rate per ADS (in dollars per share)		$ 50.13
Agreed conversion date		Jun. 01, 2024
Carrying Amount of the Liability Components [Abstract]
Principal		$ 152,048	152,048
Less: unamortized issuance cost and debt discount		(284)	(589)
Net carrying amount		151,764	151,459
Amount of if-converted convertible notes exceeding the principal		$ 0	5,758
2024 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per share)		$ 50.13
Capped calls initial cap price (in dollars per share)		$ 70.36
2024 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped call transaction price		$ 97,060
2025 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date		May 22, 2020
Maturity date		Dec. 01, 2025
Principal amount		$ 1,150,000
Interest rate		2.375%
Initial conversion rate (ADSs per $1 principal amount)		11.0549
Outstanding principal amount convert whole or partly in integral multiples		$ 1
Initial conversion rate per ADS (in dollars per share)		$ 90.46
Agreed conversion date		Sep. 01, 2025
Carrying Amount of the Liability Components [Abstract]
Principal		$ 1,149,500	1,149,500
Less: unamortized issuance cost and debt discount		(3,131)	(4,706)
Net carrying amount		$ 1,146,369	1,144,794
2025 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per share)		$ 90.46
Capped calls initial cap price (in dollars per share)		$ 136.54
2025 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped call transaction price		$ 135,700
2026 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date		Sep. 14, 2021
Maturity date		Sep. 15, 2026
Principal amount		$ 2,875,000
Interest rate		0.25%
Initial conversion rate (ADSs per $1 principal amount)		2.0964
Outstanding principal amount convert whole or partly in integral multiples		$ 1
Initial conversion rate per ADS (in dollars per share)		$ 477.01
Agreed conversion date		Jun. 15, 2026
Carrying Amount of the Liability Components [Abstract]
Principal		$ 1,813,273	2,057,784
Less: unamortized issuance cost and debt discount		(9,857)	(15,287)
Net carrying amount		$ 1,803,416	$ 2,042,497
2026 Convertible Notes [Member] | Subsequent Event [Member]
Repurchase of Convertible Notes [Abstract]
Repurchase of convertible notes	$ 171,893
Gain on debt extinguishment	$ 27,112